Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule Of Assets Measured At Fair Value On Recurring Basis	The fair value of the Company’s financial assets measured at fair value on a recurring basis was determined using the following inputs:
	As of December 31, 2020
	Level I	Level II	Level III	Fair Value
Financial Assets:
Cash equivalents:
Money market funds	$31,726	$—	$—	$31,726
Total financial assets	$31,726	$—	$—	$31,726

	As of December 31, 2019
	Level I	Level II	Level III	Fair Value
Financial Assets:
Cash equivalents:
Money market funds	$1,190	$—	$—	$1,190
Total financial assets	$1,190	$—	$—	$1,190

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021  and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Investments held in Trust Account – Money Market Fund	1	$276,046,127	$—
Liabilities:
Warrant Liability – Public Warrants	1	$16,974,000	—
Warrant Liability – Private Placement Warrants	3	8,942,100	—

Schedule of Fair Value of Each Option Grants

The following table provides quantitative information regarding Level 3 fair value measurements at January 20, 2021 (Initial Measurement) and June 30, 2021 (Private Placement Warrants only):

	At
	January 20,	As of
	2021 (Initial measurement)	June 30, 2021
Stock price	$10.45	$9.98
Strike price	$11.50	$11.50
Volatility	20.5%	18.0%
Risk-free rate	0.62%	.91%
Dividend yield	0.0%	0.0%
Fair value of warrants	$1.41	$1.23

Schedule of fair value of warrant liabilities

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 20, 2021	10,250,700	19,458,000	29,708,700
Change in valuation inputs or other assumptions	(1,308,600)	(2,484,000)	(3,792,600)
Fair value as of June 30, 2021	$8,942,100	$16,974,000	$25,916,100

Sarcos Corp and Subsidiaries
Schedule Of Assets Measured At Fair Value On Recurring Basis	The fair value of the Company’s financial assets measured at fair value on a recurring basis was determined using the following inputs:
	As of June 30, 2021
	Level 1	Level 2	Level 3	Fair Value
Financial Assets:
Cash equivalents:
Money market funds	$15,838	$—	$—	$15,838
Total financial assets	$15,838	$—	$—	$15,838

	As of December 31, 2020
	Level 1	Level 2	Level 3	Fair Value
Financial Assets:
Cash equivalents:
Money market funds	$31,726	$—	$—	$31,726
Total financial assets	$31,726	$—	$—	$31,726

Schedule of Fair Value of Each Option Grants

The per share fair values of stock options granted and the assumptions used in estimating fair value were as follows:

	June 30, 2021	December 31, 2020
Options
Fair value of common stock	$27.69	$3.69
Risk-free interest rate	1.047%	0.51%
Expected term (in years)	6.14	6.06
Expected dividend yield	0.00%	0.00%
Expected volatility	68.25%	64.98%

	As of December 31,
	2020	2019
Options
Fair value of common stock	$3.69	$3.66
Risk-free interest rate	0.51%	1.98%
Expected term (in years)	6.06	6.91
Expected dividend yield	0.00%	0.00%
Expected volatility	64.98%	62.46%